Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 87,542,500.00
Previously Paid Amount	0.00
Total Fee Amount	12,089.62
Total Offset Amount	0.00
Net Fee	$ 12,089.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A